ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

12.  ACCOUNTS PAYABLE AND OTHER

at December 31 (millions of Canadian dollars)	2012	2011

Trade payables	923	696
Fair value of derivative contracts (Note 21)	283	485
Dividends payable	320	305
Regulatory liabilities (Note 8)	100	139
Deferred income tax liabilities (Note 15)	–	81
Other	718	653

	2,344	2,359